Basis of Presentation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 11, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017	Sep. 30, 2016
Common stock, issued price per share		$ 0.001	$ 0.001		$ 0.001	$ 0.001
LendingClub Corp [Member]
Issuance of Series F convertible preferred stock for cash, net of issuance costs	$ 66,700,000
Common stock, issued price per share	$ 15.00	$ 0.01	$ 0.01		$ 0.01
Proceeds from initial public offering	$ 1,000,000			$ 827,680